Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Employees [line items]
Wages and salaries	kr 137,724,092	kr 166,406,417	kr 154,729,302
Social security expenses	83,929,137	85,776,085	kr 64,768,431
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	74,645,000,000	77,983,000,000
Social security expenses	16,004,000,000	15,422,000,000
Of which pension costs	kr 5,718,000,000	kr 5,929,000,000